Cover	Apr. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 02, 2026
Entity File Number	333-234487
Entity Registrant Name	Bioscience Health Innovations, Inc
Entity Central Index Key	0001784440
Entity Tax Identification Number	98-1498782
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	14857 South Concord Park Drive
Entity Address, City or Town	Bluffdale
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84065
City Area Code	801
Local Phone Number	949-0791
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Entity Information, Former Legal or Registered Name	NOWTRANSIT INC